FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], CNY)	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Convertible senior notes	483,581,668	387,777,135
Foreign Exchange Forward Contract [Member]
Assets:
Derivatives	12,930,159	64,954,982
Liabilities:
Derivatives	5,490,630	5,524,497
Capped Call Option [Member]
Assets:
Derivatives	16,131,208	16,408,445
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivatives
Liabilities:
Derivatives
Quote Prices in Active market for Identical Assets (Level 1) [Member] | Capped Call Option [Member]
Assets:
Derivatives
Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivatives	12,930,159	64,954,682
Liabilities:
Derivatives	5,490,630	5,524,497
Significance Other Observable Inputs (Level 2) [Member] | Capped Call Option [Member]
Assets:
Derivatives
Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivatives
Liabilities:
Derivatives
Significant Unobservable Inputs (Level 3) [Member] | Capped Call Option [Member]
Assets:
Derivatives	16,131,208	16,408,445